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                                  June 10, 2004

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


                    Re: Potomac Insurance Trust
                        File Nos. 333-93813 and 811-09761
                        ---------------------------------


Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that (1) the Prospectus and Statement of Additional Information ("SAI") for the Potomac VP Cardinal Fund and the Potomac VP Warwick Fund, and (2) the combined form of Prospectus and SAI for the Potomac VP U.S. Plus Fund, the Potomac VP U.S./Short Fund, the Potomac VP OTC Plus Fund, the Potomac VP OTC/Short Fund, the Potomac VP Dow 30SM Plus Fund, the Potomac VP Dow 30SM/Short, the Potomac VP Internet Plus Fund, the Potomac VP Internet/Short Fund, the Potomac VP Japan Plus Fund, the Potomac VP Japan/Short Fund, the Potomac VP Small Cap Plus Fund, the Potomac VP Small Cap/Short Fund, the Potomac VP MidCap Plus Fund, the Potomac VP MidCap/Short Fund, the Potomac VP Total Market Plus Fund, the Potomac VP Total Market/Short Fund and the Potomac VP Money Market Fund used with respect to the above Registrant does not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 13 ("PEA No. 13") to its Registration Statement on Form N-1A and that PEA No. 13 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                    Very truly yours,

                                    /s/ David Joire

                                    David Joire


cc:  Daniel O'Neill
        Rafferty Asset Management, LLC